Leases	12 Months Ended
Dec. 31, 2021
Leases
Leases

8.  Leases

The Company mainly leases commercial space for its relaxation salon from external third parties, which are either operated by the Company or a franchisee and also enters into contracts with franchisees subleasing partial spaces of leased properties under the terms and conditions that are substantially the same as the head lease contracts. As of December 31, 2021, 2020 and 2019, the Company had 235, 213 and 220 leased salons, respectively, of which 115, 130 and 165 salons, respectively were subleased.

Operating Leases

Lessee

There are no lease transactions classified as finance leases for the years ended December 31, 2021, 2020 and 2019.

The table below summarizes the components of operating lease costs related to operating leases for the year ended December 31, 2021, 2020 and 2019:

	Thousands of Yen
	2021	2020	2019
Fixed lease cost (a)	¥801,292	¥748,230	¥851,555
Variable lease cost (b)	33,167	24,484	30,901
Short-term cost	38,876	11,669	10,979
Total	¥873,335	¥784,383	¥893,435
(a)	This includes the amount of ¥420,138 thousand, ¥478,225 thousand and ¥580,074 thousand recoverable from sublessees for the years ended December 31, 2021, 2020 and 2019, respectively.
(b)	This includes the amount of ¥17,838 thousand, ¥14,146 thousand and ¥27,606 thousand recoverable from sublessees for the years ended December 31, 2021, 2020 and 2019, respectively.

There are no sale-and leaseback transactions conducted in the years ended December 31, 2021, 2020 and 2019.

Supplementary information on cash flow and other information for leasing activities for the year ended December 31, 2021, 2020 and 2019 are as follows:

	Thousands of Yen
	2021	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows	¥881,822	¥797,623	¥375,270
Right-of-use assets obtained in exchange for lease liabilities	917,135	604,703	749,008
Weighted average remaining lease term (in years)	3.2	2.8	3.3
Weighted average discount rate	1.64%	1.45%	1.45%

Maturity analysis of future minimum lease payments under non-cancellable leases subsequent to December 31, 2021 are as follows:

Thousands of Yen
Year ending December 31:
2022	¥773,383
2023	490,042
2024	278,068
2025	181,245
2026	112,678
2027 and thereafter	113,935
Total	1,949,351
Less: Interest component	(65,395)
Present value of minimum lease payments	¥1,883,956

The amount of ¥755,219 thousand and ¥1,128,737 thousand of the discounted present value of minimum lease payment are included in current portion of lease liability and lease liability — net of current portion, respectively, in the consolidated balance sheets.

Subleases

The Company leases space from commercial facility landlords which in turn it subleases to certain franchisees of its relaxation salons. Sublease revenues are as follows for the years ended December 31, 2021, 2020 and 2019, and included in franchise revenues:

	Thousands of Yen
	2021	2020	2019
Fixed sublease income	¥420,138	¥478,225	¥580,074
Variable sublease income	17,838	14,146	27,606
Total	¥437,976	¥492,371	¥607,680

Expected future minimum lease collections to be received under non-cancellable subleases subsequent to December 31, 2021 are as follows:

Thousands of Yen
Year ending December 31:
2022	¥328,989
2023	225,351
2024	92,165
2025	45,374
2026	23,279
2027 and thereafter	18,267
Total	¥733,425

There are no lease transactions classified as sale-type leases and direct financing leases for the years ended December 31, 2021, 2020 and 2019.